Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2023
Prepayments and other current assets
Schedule of prepayments and other current assets

	As of
	December 31,
	2022	2023
	RMB	RMB
Prepayment	109,027	43,278
Other current assets	134,603	124,839
Total	243,630	168,117